UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22398

Spinnaker ETF Series

(Exact name of registrant as specified in charter)

116 South Franklin Street, Rocky Mount, North Carolina 27804

(Address of principal executive offices)  (Zip code)

Paracorp Inc.

2140 South Dupont Hwy, Camden, DE 19934

(Name and address of agent for service)

Registrant’s telephone number, including area code: 252-972-9922

Date of fiscal year end: October 31

Date of reporting period: October 31, 2025

Item 1.          Report to Stockholders.

(a)

Indexperts Gorilla Aggressive Growth ETF

TICKER: RILA
EXCHANGE: NYSE Arca

ANNUAL SHAREHOLDER REPORT OCTOBER 31, 2025

This annual shareholder report contains important information about Indexperts Gorilla Aggressive Growth ETF for the period December 31, 2024 (commencement of operations) to October 31, 2025. You can find additional information about the Fund at https://etfpages.com/RILA. You can also request this information by contacting us at (800) 773-3863.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RILA	$46[1]	0.50%[2]

[1]	Based on operations for the period December 31, 2024 to October 31, 2025. Expenses for the full fiscal year would be higher.
[2]	Annualized.

How did the Fund perform during the period?

For the period December 31, 2024 (commencement of operations) to October 31, 2025, the Fund returned 19.45%.The Fund outperformed its benchmark, the S&P 500 Index, which returned 17.52% for the same period. The Fund also outperformed the S&P 500 Pure Growth TR Index, which returned 15.84% for the same period.

What Factors Influenced Performance

The Fund’s performance was impacted by a number of factors including size, sector and style.

Size

Top 2 Deciles contributed 15.2%, while bottom 8 detracted 0.48%

Sector

Technology contributed over 70% of the portfolio’s return Consumer Cyclicals detracted 1.34% from overall performance

Style

Top quintile growth stocks contributed over 70% of the portfolio’s return The bottom 2 quintiles combined to contribute only 0.20%

The Fund’s performance was also influenced by strong exposure to fast-growing AI and technology buildout. Strong performance of the size factor played well into the Fund’s portfolio weighting schema, which is heavily geared to large-cap and tilted by cap weight.

Top Contributors

PLTR	Palantir Technologies

AVGO	Broadcom Inc

NVDA	NVIDIA Corporation

UBER	Uber Technologies

MSFT	Microsoft Corporation

Top Detractors

DECK	Decker’s Outdoor Corporation

LULU	lululemon athletica inc.

NOW	ServiceNow, Inc.

CMG	Chipotle Mexican Grill, Inc.

GPN	Global Payments Inc.

How did the Fund perform since inception?

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not refect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.

Cumulative Performance

From December 31, 2024 (commencement of operations)

through October 31, 2025

Initial Investment of $10,000

Average Annual Total Returns

	3 Month	6 Month	Since Inception
RILA	6.30%	20.31%	19.45%
S&P 500 Index	8.23%	23.60%	17.52%
S&P 500 Pure Growth TR Index	1.66%	21.65%	15.84%

Visit https://etfpages.com/RILA for more recent performance information.

Indexperts Gorilla Aggressive Growth ETF Tailored Shareholder Report

Key Fund Statistics

(as of October 31, 2025)

Net Assets	$41,630,407
Number of Holdings	172
Net Advisory Fee	$117,505
Portfolio Turnover Rate	24.72%

What did the Fund invest in?

(as of October 31, 2025)

Sector Breakdown (% of net assets)

Top Ten Holdings	(% of total net assets)
Broadcom Inc	4.9%
NVIDIA Corp	4.8%
Tesla Inc	4.2%
Oracle Corp	3.9%
Palantir Technologies Inc	3.5%
Amazon.com Inc	3.5%
Netflix Inc	3.4%
Amphenol Corp	3.2%
Eli Lilly & Co	3.2%
Meta Platforms Inc	3.0%

For additional information about the Fund; including its prospectus, financial information, holdings and proxy voting information, visit https://etfpages.com/RILA.

Indexperts Gorilla Aggressive Growth ETF Tailored Shareholder Report

Indexperts Quality Earnings Focused ETF

TICKER: QIDX
EXCHANGE: NYSE Arca

ANNUAL SHAREHOLDER REPORT OCTOBER 31, 2025

This annual shareholder report contains important information about Indexperts Quality Earnings Focused ETF for the period December 31, 2024 (commencement of operations) to October 31, 2025. You can find additional information about the Fund at https://etfpages.com/QIDX. You can also request this information by contacting us at (800) 773-3863.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
QIDX	$43[1]	0.50%[2]

[1]	Based on operations for the period December 31, 2024 to October 31, 2025. Expenses for the full fiscal year would be higher.
[2]	Annualized.

How did the Fund perform during the period?

For the period December 31, 2024 (commencement of operations) to October 31, 2025, the Fund returned 7.86%. The Fund underperformed its benchmark, the S&P 500 Index, which returned 17.52% for the same period.

What Factors Influenced Performance

The Fund’s performance was impacted by a number of factors including size, sector and style.

Size

Top quintile contributed over 60% of portfolio’s overall performance Quintile 4 was the biggest detractor, but it was still accretive, adding 0.60%

Sector

Technology contributed over 55% of the portfolio’s return Business Services detracted 1.04% (about 20%) from overall performance

Style

The top 2 quintiles of growth stocks contributed 6.29% (roughly 60% of the portfolio’s return)

The bottom 2 quintiles combined to contribute positively, but only 1.66% (about 16% of overall performance)

The dominance of the size factor, market appetite for high beta stocks (stocks with higher-than-average volatility as compared to the market),and limited market breadth also influenced the Fund’s performance.

Top Contributors

KLAC	KLA Corporation

ANET	Arista Networks

GOOGL	Alphabet Inc., Class A

CAT	Caterpillar Inc.

COR	Cencora, Inc.

Top Detractors

DECK	Decker’s Outdoor Corporation

HRL	Hormel Foods Corporation

ADBE	Adobe Inc.

LULU	lululemon athletica inc.

PMTS	CPI Card Group, Inc.

How did the Fund perform since inception?

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.

Cumulative Performance

From December 31, 2024 (commencement of operations)

through October 31, 2025

Initial Investment of $10,000

Average Annual Total Returns

	3 Month	6 Month	Since Inception
QIDX	2.20%	7.90%	7.86%
S&P 500 Index	8.23%	23.60%	17.52%

Visit https://etfpages.com/QIDX for more recent performance information.

Indexperts Quality Earnings Focused ETF Tailored Shareholder Report

Key Fund Statistics

(as of October 31, 2025)

Net Assets	$34,705,727
Number of Holdings	134
Net Advisory Fee	$107,718
Portfolio Turnover Rate	22.21%

What did the Fund invest in?

(as of October 31, 2025)

Sector Breakdown (% of net assets)

Top Ten Holdings	(% of total net assets)
Arista Networks Inc	3.7%
Thermo Fisher Scientific Inc	3.0%
Alphabet Inc	2.8%
HEICO Corp	2.6%
NRG Energy Inc	2.2%
Apple Inc	2.1%
AECOM	2.0%
Cisco Systems Inc	1.9%
T-Mobile US Inc	1.9%
Cencora Inc	1.8%

For additional information about the Fund; including its prospectus, financial information, holdings and proxy voting information, visit https://etfpages.com/QIDX.

Indexperts Quality Earnings Focused ETF Tailored Shareholder Report

Indexperts Yield Focused Fixed Income ETF

TICKER: YFFI

EXCHANGE: NYSE Arca

ANNUAL SHAREHOLDER REPORT OCTOBER 31, 2025

This annual shareholder report contains important information about Indexperts Yield Focused Fixed Income ETF for the period December 31, 2024 (commencement of operations) to October 31, 2025. You can find additional information about the Fund at https://etfpages.com/YFFI. You can also request this information by contacting us at (800) 773-3863.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YFFI	$43¹	0.50%²

¹	Based on operations for the period December 31, 2024 to October 31, 2025. Expenses for the full fiscal year would be higher.
²	Annualized.

How did the Fund perform during the period?

For the period December 31, 2024 (commencement of operations) to October 31, 2025, the Fund returned 5.65%.The Fund underperformed its benchmark, the Bloomberg US Aggregate Bond Index, which returned 6.80% for the same period.The Fund also underperformed the Bloomberg BAA US Corporate Index, which returned 7.35% for the same period.

What Factors Influenced Performance

Key Factors

Intermediate-term bond yields fell at a steeper pace than long-term bond yields over the course of 2025, given market expectations of further Federal Reserve policy rate cuts.

Performance of individual holdings were unique to each specific issue, with top contributor Goldman Sachs falling under the "long-term" category. Conversely, 4 of the 5 top detractors by price return were short to intermediate-term maturities.

Securities

Top Contributors
38143YAC7	Goldman Sachs
773903AE9	Rockwell Intl
404119AJ8	HCA Inc
377372AE7	Glaxosmithkline
053332BH4	Autozone Inc

Top Detractors
743862AA2	Provident Companies
149123BR1	Caterpillar Inc
744573AS5	Public Service Ente
961548AV6	Westvaco Corp
92857TAH0	Vodaphone Group Plc

How did the Fund perform since inception?

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance

From December 31, 2024 (commencement of operations)

through October 31, 2025

Initial Investment of $10,000

Average Annual Total Returns

	3 Month	6 Month	Since Inception
YFFI	2.94%	5.01%	5.65%
Bloomberg US Aggregate Bond Index	2.94%	3.50%	6.80%
Bloomberg BAA US Corporate Index	2.90%	5.26%	7.35%

Visit https://etfpages.com/YFFI for more recent performance information.

Indexperts Yield Focused Fixed Income ETF Tailored Shareholder Report

Key Fund Statistics

(as of October 31, 2025)

Net Assets	$21,108,536
Number of Holdings	79
Net Advisory Fee	$69,498
Portfolio Turnover Rate	3.87%

What did the Fund invest in?

(as of October 31, 2025)

Sector Breakdown (% of net assets)

Top Ten Holdings	(% of total net assets)
American Express Co	2.4%
Prudential Financial Inc	2.3%
Boston Scientific Corp	2.3%
General Electric Co	2.2%
Goldman Sachs Group Inc/The	2.2%
Owens Corning	2.2%
Halliburton Co	2.0%
Walt Disney Co/The	2.0%
Morgan Stanley	2.0%
Consolidated Edison Co of New York Inc	2.0%

For additional information about the Fund; including its prospectus, financial information, holdings and proxy voting information, visit https://etfpages.com/YFFI.

Indexperts Yield Focused Fixed Income ETF Tailored Shareholder Report

(b)	Not applicable.

Item 2.	Code of Ethics.

(a)	The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(c)	During the period covered by this report, there have been no substantive amendments to the provisions of the Code of Ethics.

(d)	During the period covered by this report, the registrant did not grant any waivers to the provisions of the Code of Ethics.

(e)	Not applicable.

(f)(1)	A copy of the Code of Ethics is filed with this Form N-CSR as Exhibit 19(a)(1).

Item 3.	Audit Committee Financial Expert.

The registrant does not have an audit committee financial expert serving on its audit committee. At this time, the registrant believes that the collective knowledge and experience provided by the members of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

Item 4.	Principal Accountant Fees and Services.

(a)	Audit Fees

Audit fees billed for the Indexperts Gorilla Aggressive Growth ETF, Indexperts Quality Earnings Focused ETF, and Indexperts Yield Focused ETF (the “Funds”) for the initial fiscal year are reflected in the table below. For the initial fiscal year ended October 31, 2025, these amounts represent aggregate fees billed for professional services rendered by the Funds’ independent accountant, Tait, Weller & Baker, LLP (“Accountant”), in connection with the audit of the Funds’ annual financial statements and for services that are normally provided by the Accountant in connection with the Funds’ statutory and regulatory filings for that fiscal year.

Fund	October 31, 2025
Indexperts Gorilla Aggressive Growth ETF	$12,000
Indexperts Quality Earnings Focused ETF	$12,000
Indexperts Yield Focused Fixed Income ETF	$12,000

(b)	Audit-Related Fees

These amounts represent fees billed in the Funds’ initial fiscal year ended October 31, 2025, for professional services rendered by the Accountant in connection with two semi-annual examinations and a surprise examination of the 17f-1 security counts.

Fund	October 31, 2025
Indexperts Gorilla Aggressive Growth ETF	$0
Indexperts Quality Earnings Focused ETF	$0
Indexperts Yield Focused Fixed Income ETF	$0

(c)	Tax Fees

These amounts represent the aggregate fees billed in the Funds’ initial fiscal year ended October 31, 2025, for professional services rendered by the Accountant for tax compliance, tax advice, and tax planning are reflected in the table below. These services were for the completion of the Funds’ federal and state income tax returns, excise tax returns, and assistance with distribution calculations.

Fund	October 31, 2025
Indexperts Gorilla Aggressive Growth ETF	$3,000
Indexperts Quality Earnings Focused ETF	$3,000
Indexperts Yield Focused Fixed Income ETF	$3,000

(d)	All Other Fees

There were no other fees billed in the Funds’ initial fiscal year ended October 31, 2025, for products and services provided by the Accountant, other than the services reported in paragraphs (a) through (c) of this item.

(e)(1)	The Funds’ Board of Trustees pre-approved the engagement of the Accountant for the Funds’ initial fiscal year ended October 31, 2025, at an audit committee meeting of the Board of Trustees called for such purpose; and will pre-approve the Accountant for each fiscal year thereafter at an audit committee meeting called for such purpose. The charter of the audit committee states that the audit committee should pre-approve any audit services and, when appropriate, evaluate and pre-approve any non-audit services provided by the Accountant to the Funds and to pre-approve, when appropriate, any non-audit services provided by the Accountant to the Funds’ investment adviser, or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Funds if the engagement relates directly to the operations and financial reporting of the Funds.

(2)	There were no services as described in each of paragraph (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	Aggregate non-audit fees billed by the Accountant to the Funds for services rendered for the initial fiscal year ended October 31, 2025, are reflected in the table below. There were no fees billed by the Accountant for non-audit services rendered to the Funds’ investment advisor, or any other entity controlling, controlled by, or under common control with the Funds’ investment advisor for the Funds’ initial fiscal year ended October 31, 2025.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5.	Audit Committee of Listed Registrants.

(a)	The Funds are listed issuers as defined in Rule 10A-3 under the Exchange Act of 1934 and have a separately designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act of 1934. The Funds’ audit committee members are Thomas R. Galloway and Jesse S. Eberdt, III.

(b)	Not applicable.

Item 6.	Investments.

(a)	A copy of Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period is included in the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

ANNUAL FINANCIAL STATEMENTS

As of October 31, 2025

The financial statements and other information contained herein are submitted for the general information of the shareholders of the Indexperts Gorilla Aggressive Growth ETF, Indexperts Quality Earnings Focused ETF, and the Indexperts Yield Focused Fixed Income ETF (the “Funds”). The Funds’ shares are not deposits or obligations of, or guaranteed by, any depository institution. The Funds’ shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

The Funds are distributed by Capital Investment Group, Inc., Member FINRA/SIPC, 100 E. Six Forks Road, Suite 200, Raleigh, NC 27609. There is no affiliation between the Funds, including their principals, and Capital Investment Group, Inc.

Indexperts Gorilla Aggressive Growth ETF

Schedule of Investments

As of October 31, 2025

	Shares	Value
Common Stock - 97.89%
Communications - 10.91%
AppLovin Corp (a)	1,177	$750,137
Iridium Communications Inc	824	15,780
Meta Platforms Inc	1,902	1,233,162
Netflix Inc (a)	1,264	1,414,239
New York Times Co/The	475	27,070
Roku Inc (a)	426	45,211
Spotify Technology SA (a)	910	596,341
T-Mobile US Inc	1,775	372,839
Trade Desk Inc/The (a)	815	40,978
Warner Music Group Corp	835	26,687
Yelp Inc (a)	535	17,644
		4,540,088
Consumer Discretionary - 15.18%
Amazon.com Inc (a)	5,947	1,452,376
Armstrong World Industries Inc	153	29,136
Brinker International Inc (a)	165	17,929
Burlington Stores Inc (a)	101	27,633
Carvana Co (a)	190	58,243
Chewy Inc (a)	620	20,906
Chipotle Mexican Grill Inc (a)	2,643	83,757
Deckers Outdoor Corp (a)	450	36,675
DraftKings Inc (a)	1,549	47,384
Dutch Bros Inc (a)	425	23,605
Floor & Decor Holdings Inc (a)	358	22,368
Hilton Worldwide Holdings Inc	1,744	448,138
Lowe’s Cos Inc	1,924	458,162
Lululemon Athletica Inc (a)	1,508	257,174
On Holding AG (a)	510	18,947
O’Reilly Automotive Inc (a)	4,713	445,096
Red Rock Resorts Inc	499	26,602
Royal Caribbean Cruises Ltd	1,820	522,031
Shake Shack Inc (a)	180	17,372
Sportradar Group AG (a)	1,190	30,476
Tempur Sealy International Inc	453	35,941
Tesla Inc (a)	3,849	1,757,299
TJX Cos Inc/The	3,309	463,723
Universal Technical Institute Inc (a)	636	18,902
		6,319,875
Consumer Staples - 2.54%
Celsius Holdings Inc (a)	729	43,908
Costco Wholesale Corp	941	857,674
Hims & Hers Health Inc (a)	488	22,184

See Notes to Financial Statements

Indexperts Gorilla Aggressive Growth ETF

Schedule of Investments (continued)

As of October 31, 2025

	Shares	Value
Consumer Staples - 2.54% (continued)
Monster Beverage Corp (a)	1,463	$97,772
Sprouts Farmers Market Inc (a)	140	11,054
Vita Coco Co Inc/The (a)	615	25,326
		1,057,918
Energy - 0.13%
Targa Resources Corp	358	55,146

Financials - 5.15%
Affirm Holdings Inc (a)	539	38,743
American Express Co	1,487	536,406
Equifax Inc	178	37,576
Mastercard Inc	744	410,681
Progressive Corp/The	1,487	306,322
Ryan Specialty Holdings Inc	393	21,536
Shift4 Payments Inc (a)	285	19,694
Toast Inc (a)	1,404	50,741
Travelers Cos Inc/The	1,546	415,287
Trupanion Inc (a)	479	19,155
Verisk Analytics Inc	1,318	288,326
		2,144,467
Health Care - 11.39%
Centene Corp (a)	6,785	239,985
Chemed Corp	41	17,683
Cigna Group/The	1,236	302,091
Dexcom Inc (a)	5,584	325,100
Eli Lilly & Co	1,532	1,321,902
IDEXX Laboratories Inc (a)	101	63,581
Inspire Medical Systems Inc (a)	129	9,298
Intuitive Surgical Inc (a)	1,309	699,373
LeMaitre Vascular Inc	243	21,046
Medpace Holdings Inc (a)	76	44,453
Merit Medical Systems Inc (a)	248	21,710
Penumbra Inc (a)	76	17,280
Privia Health Group Inc (a)	863	20,971
Progyny Inc (a)	1,062	19,870
RadNet Inc (a)	394	29,940
Regeneron Pharmaceuticals Inc	810	527,958
Repligen Corp (a)	190	28,321
Thermo Fisher Scientific Inc (a)	1,048	594,625
UFP Technologies Inc (a)	83	15,989
Vertex Pharmaceuticals Inc (a)	987	420,038
		4,741,214

See Notes to Financial Statements

Indexperts Gorilla Aggressive Growth ETF

Schedule of Investments (continued)

As of October 31, 2025

	Shares	Value
Industrials - 10.89%
Alarm.com Holdings Inc (a)	393	$19,343
Amphenol Corp	9,560	1,332,090
Argan Inc	110	33,683
ATI Inc (a)	373	36,916
Automatic Data Processing Inc	1,835	477,651
Axon Enterprise Inc (a)	71	51,988
Badger Meter Inc	98	17,684
Barrett Business Services Inc	517	20,923
Bloom Energy Corp (a)	1,236	163,350
BWX Technologies Inc	209	44,644
Cintas Corp	1,202	220,291
Cognex Corp	877	36,299
Comfort Systems USA Inc	52	50,210
Construction Partners Inc (a)	220	25,157
ESCO Technologies Inc	107	23,483
Fastenal Co	1,449	59,626
Hackett Group Inc/The	906	16,408
HEICO Corp	1,844	585,968
Howmet Aerospace Inc	739	152,197
Itron Inc (a)	208	20,869
Leonardo DRS Inc	624	22,813
MasTec Inc (a)	161	32,870
Modine Manufacturing Co (a)	239	36,617
PACCAR Inc	4,692	461,693
Symbotic Inc (a)	927	75,041
Trane Technologies PLC	786	352,639
Verra Mobility Corp (a)	888	20,610
Vertiv Holdings Co	579	111,666
Woodward Inc	125	32,764
		4,535,493
Materials - 2.08%
Carpenter Technology Corp	106	33,485
Ecolab Inc	551	141,276
Linde PLC	898	375,633
Sensient Technologies Corp	208	19,612
Sherwin-Williams Co/The	812	280,091
Tecnoglass Inc	255	15,206
		865,303
Real Estate - 0.59%
CoStar Group Inc (a)	756	52,020
Equinix Inc	231	195,428
		247,448

See Notes to Financial Statements

Indexperts Gorilla Aggressive Growth ETF

Schedule of Investments (continued)

As of October 31, 2025

	Shares	Value
Technology - 39.03%
ACV Auctions Inc (a)	1,459	$13,233
Ambarella Inc (a)	420	35,797
Arista Networks Inc (a)	5,471	862,722
Atlassian Corp (a)	231	39,136
Autodesk Inc (a)	357	107,578
Bentley Systems Inc	565	28,719
Booz Allen Hamilton Holding Corp	193	16,822
Braze Inc (a)	653	18,715
Broadcom Inc	5,463	2,019,289
Cadence Design Systems Inc (a)	2,050	694,315
Cellebrite DI Ltd (a)	1,408	24,020
Clearwater Analytics Holdings Inc (a)	1,175	21,632
Cloudflare Inc (a)	418	105,879
Crowdstrike Holdings Inc (a)	1,059	575,048
CyberArk Software Ltd (a)	133	69,264
Datadog Inc (a)	184	29,957
DoubleVerify Holdings Inc (a)	1,635	18,606
Doximity Inc (a)	437	28,842
Duolingo Inc (a)	96	25,981
Elastic NV (a)	274	24,446
ExlService Holdings Inc (a)	548	21,427
Fabrinet (a)	114	50,225
Fortinet Inc (a)	1,749	151,166
Freshworks Inc (a)	1,521	16,883
Global-e Online Ltd (a)	713	25,975
Guidewire Software Inc (a)	238	55,606
HubSpot Inc (a)	79	38,862
Intapp Inc (a)	405	15,544
InterDigital Inc	118	42,711
International Business Machines Corp	1,653	508,149
Intuit Inc	971	648,191
JFrog Ltd (a)	535	25,402
KLA Corp	562	679,312
MACOM Technology Solutions Holdings Inc (a)	201	29,774
Marvell Technology Inc	974	91,303
Microsoft Corp	922	477,421
Monolithic Power Systems Inc	80	80,400
NVIDIA Corp	9,833	1,991,084
Onto Innovation Inc (a)	236	31,851
Oracle Corp	6,152	1,615,577
Palantir Technologies Inc (a)	7,352	1,473,855
Palo Alto Networks Inc (a)	4,995	1,100,099
Paycom Software Inc	95	17,774
Paylocity Holding Corp (a)	116	16,387
Procore Technologies Inc (a)	401	29,602

See Notes to Financial Statements

Indexperts Gorilla Aggressive Growth ETF

Schedule of Investments (continued)

As of October 31, 2025

	Shares	Value
Technology - 39.03% (continued)
PTC Inc (a)	352	$69,886
Pure Storage Inc (a)	545	53,792
Rapid7 Inc (a)	860	15,919
Samsara Inc (a)	573	23,017
ServiceNow Inc (a)	1,201	1,104,055
Snowflake Inc (a)	431	118,473
Sprinklr Inc (a)	2,802	21,631
Sprout Social Inc (a)	897	9,212
SPS Commerce Inc (a)	171	14,063
Synopsys Inc (a)	1,251	567,729
Tyler Technologies Inc (a)	85	40,482
Veeva Systems Inc (a)	210	61,152
Vertex Inc (a)	578	13,236
VTEX (a)	3,741	16,797
Workday Inc (a)	218	52,303
Zscaler Inc (a)	214	70,864
		16,247,192
Total Common Stock (Cost $35,593,786)		40,754,144

Short-Term Investment - 2.13%
Goldman Sachs Financial Square Government Fund, 3.96% (b) (Cost $885,109)	885,109	885,109

Investments, at Value (Cost $36,478,895) - 100.02%		41,639,253
Liabilities in Excess of Other Assets - (0.02)%		(8,846)
Net Assets - 100.00%		$41,630,407

(a) Non-income producing security

(b) Represents 7-day effective SEC yield as of October 31, 2025.

 See Notes to Financial Statements

Indexperts Quality Earnings Focused ETF

Schedule of Investments

As of October 31, 2025

	Shares	Value
Common Stock - 98.44%
Communications - 8.88%
Alphabet Inc	3,484	$979,666
Charter Communications Inc (a)	1,335	312,176
Fox Corp	3,246	209,854
Netflix Inc (a)	172	192,444
Shutterstock Inc	5,264	131,758
TEGNA Inc	5,713	112,375
T-Mobile US Inc	3,099	650,945
Verizon Communications Inc	12,359	491,146
		3,080,364
Consumer Discretionary - 11.41%
Autoliv Inc	1,658	193,654
AutoZone Inc (a)	133	488,699
Boyd Gaming Corp	2,290	178,322
Carriage Services Inc	2,353	105,179
Dorman Products Inc (a)	2,072	277,917
Ethan Allen Interiors Inc	3,736	90,299
FirstCash Holdings Inc	1,201	190,359
Gentherm Inc (a)	3,699	136,123
Graham Holdings Co	245	247,972
Hilton Worldwide Holdings Inc	878	225,611
La-Z-Boy Inc	2,329	73,829
LKQ Corp	4,076	130,269
Lowe’s Cos Inc	975	232,177
Lululemon Athletica Inc (a)	771	131,486
National Vision Holdings Inc (a)	5,754	148,166
O’Reilly Automotive Inc (a)	2,365	223,351
Ralph Lauren Corp	661	211,295
Royal Caribbean Cruises Ltd	907	260,155
Service Corp International/US	2,117	176,791
TJX Cos Inc/The	1,704	238,799
		3,960,453
Consumer Staples - 9.20%
Altria Group Inc	9,075	511,649
BJ’s Wholesale Club Holdings Inc (a)	1,424	125,682
Casey’s General Stores Inc	357	183,209
Costco Wholesale Corp	515	469,397
Hormel Foods Corp	18,466	398,681
Ingles Markets Inc	1,566	108,211
Kroger Co/The	7,496	476,970
Natural Grocers by Vitamin Cottage Inc	1,676	53,783
PriceSmart Inc	916	105,285
Turning Point Brands Inc	1,338	120,286
Walmart Inc	5,566	563,168
Weis Markets Inc	1,180	74,741
		3,191,062

See Notes to Financial Statements

Indexperts Quality Earnings Focused ETF

Schedule of Investments (continued)

As of October 31, 2025

	Shares	Value
Energy - 3.57%
Exxon Mobil Corp	5,000	$571,800
Murphy USA Inc	362	129,668
Williams Cos Inc/The	9,309	538,712
		1,240,180
Financials - 9.05%
Acadian Asset Management Inc	3,329	160,125
American Express Co	748	269,826
American Financial Group Inc/OH	1,332	175,398
Ares Capital Corp	7,699	156,675
Berkshire Hathaway Inc (a)	1,037	495,209
Fair Isaac Corp (a)	71	117,827
Fiserv Inc (a)	2,928	195,268
Hanover Insurance Group Inc/The	978	167,121
Houlihan Lokey Inc	904	161,888
Mastercard Inc	378	208,652
Progressive Corp/The	758	156,148
S&P Global Inc	1,048	510,596
Travelers Cos Inc/The	795	213,553
Verisk Analytics Inc	694	151,819
		3,140,105
Health Care - 13.75%
Abbott Laboratories	4,022	497,200
Astrana Health Inc (a)	3,298	102,931
Catalyst Pharmaceuticals Inc (a)	11,159	237,352
Cencora Inc	1,880	635,083
Centene Corp (a)	3,428	121,248
Cigna Group/The	650	158,867
CorVel Corp (a)	852	63,005
Dexcom Inc (a)	2,526	147,064
LeMaitre Vascular Inc	1,184	102,546
Owens & Minor Inc (a)	14,009	55,616
Regeneron Pharmaceuticals Inc	406	264,631
ResMed Inc	2,181	538,445
Select Medical Holdings Corp	6,664	92,163
Stryker Corp	1,397	497,667
Thermo Fisher Scientific Inc	1,851	1,050,239
Vertex Pharmaceuticals Inc (a)	492	209,380
		4,773,437
Industrials - 17.61%
Acuity Inc	611	223,046
AECOM	5,107	686,125
Albany International Corp	1,487	84,134
Allison Transmission Holdings Inc	1,647	135,960
Amphenol Corp	2,701	376,357
Applied Industrial Technologies Inc	438	112,605

See Notes to Financial Statements

Indexperts Quality Earnings Focused ETF

Schedule of Investments (continued)

As of October 31, 2025

	Shares	Value
Industrials - 17.61% (continued)
ArcBest Corp	1,558	$115,791
Argan Inc	560	171,478
Atkore Inc	1,422	98,474
AZZ Inc	1,084	108,237
Comfort Systems USA Inc	203	196,013
CRA International Inc	513	97,721
Curtiss-Wright Corp	413	246,036
Genco Shipping & Trading Ltd	7,239	123,353
Hackett Group Inc/The	3,956	71,643
HEICO Corp	2,840	902,467
Ichor Holdings Ltd (a)	5,741	130,206
Insteel Industries Inc	2,725	85,129
Kadant Inc	327	90,468
Knight-Swift Transportation Holdings Inc	3,851	173,757
Matson Inc	1,014	102,363
Napco Security Technologies In	3,702	163,443
PACCAR Inc	2,377	233,897
Paychex Inc	3,569	417,680
Resideo Technologies Inc (a)	5,025	215,070
Ryder System Inc	679	114,907
Teekay Tankers Ltd	2,160	131,760
Timken Co/The	2,360	185,284
Transcat Inc (a)	1,243	90,304
TriNet Group Inc	1,984	119,040
Watts Water Technologies Inc	404	110,130
	—	6,112,878
Materials - 2.48%
Avient Corp	2,659	85,274
Hawkins Inc	802	113,764
Linde PLC	463	193,673
Packaging Corp of America	871	170,507
Rogers Corp (a)	1,459	127,721
Sensient Technologies Corp	1,028	96,930
Tecnoglass Inc	1,191	71,019
		858,888
Real Estate - 2.08%
Jones Lang LaSalle Inc (a)	700	213,563
VICI Properties Inc	16,916	507,311
		720,874
Technology - 17.18%
Apple Inc	2,697	729,188
Arista Networks Inc (a)	8,116	1,279,812
CACI International Inc (a)	339	190,603
Cadence Design Systems Inc (a)	709	240,131
Cisco Systems Inc	8,980	656,528

See Notes to Financial Statements

Indexperts Quality Earnings Focused ETF

Schedule of Investments (continued)

As of October 31, 2025

	Shares	Value
Technology - 17.18%(continued)
Cognizant Technology Solutions Corp	6,811	$496,386
Crane NXT Co	3,062	193,671
ExlService Holdings Inc (a)	2,163	84,573
F5 Inc (a)	1,989	503,316
International Business Machines Corp	843	259,147
KLA Corp	281	339,656
Microsoft Corp	481	249,067
Palo Alto Networks Inc (a)	1,137	250,413
Plexus Corp (a)	771	107,863
ServiceNow Inc (a)	200	183,856
Synopsys Inc (a)	437	198,319
		5,962,529
Utilities - 3.23%
Chesapeake Utilities Corp	755	96,096
National Fuel Gas Co	2,000	157,820
NRG Energy Inc	4,471	768,386
Otter Tail Corp	1,295	100,000
		1,122,302
Total Common Stock (Cost $32,699,910)		34,163,072

Short-Term Investment - 1.54%
Goldman Sachs Financial Square Government Fund, 3.96% (b) (Cost $535,714)	535,714	535,714

Investments, at Value (Cost $33,235,624) - 99.98%		34,698,786
Other Assets Less Liabilities - 0.02%		6,941
Net Assets - 100.00%		$34,705,727

(a) Non-income producing security

(b) Represents 7-day effective SEC yield as of October 31, 2025.

See Notes to Financial Statements

Indexperts Yield Focused Fixed Income ETF

Schedule of Investments

As of October 31, 2025

	Principal	Interest Rate	Maturity Date	Value
Corporate Bonds - 97.66%
Communications - 4.83%
Rogers Communications Inc	$113,000	8.750%	5/1/2032	$133,891
Verizon Communications Inc	375,000	6.550%	9/15/2043	416,563
Vodafone Group PLC	36,000	7.875%	2/15/2030	41,075
Walt Disney Co/The	330,000	7.750%	12/1/2045	427,326
				1,018,855
Consumer Discretionary - 5.89%
AutoZone Inc	330,000	6.550%	11/1/2033	366,860
Genuine Parts Co	370,000	6.875%	11/1/2033	410,962
Lowe’s Cos Inc	350,000	6.650%	9/15/2037	396,323
Masco Corp	62,000	7.750%	8/1/2029	68,551
				1,242,696
Consumer Staples - 7.50%
Conagra Brands Inc	271,000	8.250%	9/15/2030	311,682
Kimberly-Clark Corp	350,000	6.625%	8/1/2037	406,851
Kraft Heinz Foods Co	327,000	6.875%	1/26/2039	364,863
Kroger Co/The	113,000	7.700%	6/1/2029	125,328
Walmart Inc	325,000	6.500%	8/15/2037	375,342
				1,584,066
Energy - 21.04%
ConocoPhillips	350,000	6.500%	2/1/2039	392,409
DCP Midstream Operating LP	152,000	8.125%	8/16/2030	174,938
Devon Energy Corp	300,000	7.950%	4/15/2032	346,328
El Paso Natural Gas Co LLC	300,000	8.375%	6/15/2032	359,198
Enbridge Energy Partners LP	36,000	7.500%	4/15/2038	42,225
Energy Transfer LP	277,000	8.250%	11/15/2029	312,247
Enterprise Products Operating LLC	325,000	6.650%	10/15/2034	368,806
Enterprise Products Operating LLC	70,000	6.450%	9/1/2040	77,299
Halliburton Co	361,000	7.450%	9/15/2039	429,764
Hess Corp	230,000	7.875%	10/1/2029	260,279
Kinder Morgan Energy Partners LP	300,000	7.400%	3/15/2031	341,033
Plains All American Pipeline LP / PAA Finance Corp	250,000	6.650%	1/15/2037	270,759
Tennessee Gas Pipeline Co LLC	154,000	7.000%	10/15/2028	165,541
Texas Eastern Transmission LP	198,000	7.000%	7/15/2032	222,552
Valero Energy Corp	275,000	7.500%	4/15/2032	316,604
Williams Cos Inc/The	300,000	8.750%	3/15/2032	360,650
				4,440,632
Financials - 19.61%
American Express Co	400,000	8.150%	3/19/2038	500,281
AXA SA	200,000	8.600%	12/15/2030	236,107
Citigroup Inc	300,000	8.125%	7/15/2039	383,645
Credit Suisse USA LLC	37,000	7.125%	7/15/2032	42,284
Fifth Third Bancorp	340,000	8.250%	3/1/2038	417,893
Goldman Sachs Group Inc/The	425,000	6.450%	5/1/2036	467,909

See Notes to Financial Statements

Indexperts Yield Focused Fixed Income ETF

Schedule of Investments (continued)

As of October 31, 2025

	Principal	Interest Rate	Maturity Date	Value
Financials - 19.61%(continued)
HSBC Holdings PLC	$117,000	7.625%	5/17/2032	$133,425
Jefferies Financial Group Inc	41,000	6.450%	6/8/2027	42,086
JPMorgan Chase & Co	245,000	8.750%	9/1/2030	290,313
MetLife Inc	234,000	6.375%	6/15/2034	260,648
Morgan Stanley	375,000	6.375%	7/24/2042	420,687
Prudential Financial Inc	425,000	6.625%	12/1/2037	484,642
Travelers Cos Inc/The	375,000	6.250%	6/15/2037	417,606
Unum Group	39,000	7.250%	3/15/2028	41,167
				4,138,693
Health Care - 7.79%
Boston Scientific Corp	400,000	7.375%	1/15/2040	484,174
GlaxoSmithKline Capital Inc	340,000	6.375%	5/15/2038	382,409
HCA Inc	355,000	7.500%	11/6/2033	411,148
Merck & Co Inc	325,000	6.500%	12/1/2033	367,497
				1,645,228
Industrials - 4.96%
Burlington Northern Santa Fe LLC	70,000	7.290%	6/1/2036	84,421
Caterpillar Inc	30,000	8.250%	12/15/2038	38,277
General Electric Co	400,000	6.875%	1/10/2039	474,012
Rockwell Automation Inc	360,000	6.250%	12/1/2037	408,595
RTX Corp	38,000	7.500%	9/15/2029	42,434
				1,047,739
Materials - 4.28%
Dow Chemical Co/The	375,000	6.300%	3/15/2033	402,912
Owens Corning	400,000	7.000%	12/1/2036	458,869
WestRock MWV LLC	36,000	8.200%	1/15/2030	41,050
				902,831
Utilities - 21.76%
AEP Texas Inc	155,000	6.650%	2/15/2033	169,163
American Water Capital Corp	325,000	6.593%	10/15/2037	368,336
Appalachian Power Co	195,000	7.000%	4/1/2038	220,958
Arizona Public Service Co	80,000	6.350%	12/15/2032	87,361
Baltimore Gas and Electric Co	259,000	6.350%	10/1/2036	290,173
CenterPoint Energy Resources Corp	120,000	6.250%	2/1/2037	129,857
Consolidated Edison Co of New York Inc	365,000	6.750%	4/1/2038	420,053
Dominion Energy Inc	155,000	6.300%	3/15/2033	168,421
DTE Electric Co	67,000	6.625%	6/1/2036	75,828
Duke Energy Florida LLC	250,000	6.350%	9/15/2037	280,273
Edison International	79,000	6.950%	11/15/2029	83,718
Exelon Corp	187,000	7.600%	4/1/2032	215,311
Ohio Edison Co	225,000	8.250%	10/15/2038	288,058
Ohio Power Co	199,000	6.600%	3/1/2033	218,942
PacifiCorp	100,000	7.700%	11/15/2031	116,103
Potomac Electric Power Co	134,000	7.900%	12/15/2038	171,446

See Notes to Financial Statements

Indexperts Yield Focused Fixed Income ETF

Schedule of Investments (continued)

As of October 31, 2025

	Principal	Interest Rate	Maturity Date	Value
Utilities – 21.76% (continued)
Progress Energy Inc	$151,000	7.750%	3/1/2031	$173,485
Public Service Co of Colorado	165,000	6.250%	9/1/2037	181,794
Public Service Enterprise Group Inc	36,000	8.625%	4/15/2031	41,630
Southwestern Electric Power Co	140,000	6.200%	3/15/2040	149,183
Toledo Edison Co/The	200,000	6.150%	5/15/2037	218,560
Union Electric Co	145,000	8.450%	3/15/2039	187,896
Virginia Electric and Power Co	250,000	8.875%	11/15/2038	337,362
				4,593,911
Total Corporate Bonds (Cost $20,042,070)				20,614,651

Short-Term Investment - 0.81%			Shares
Goldman Sachs Financial Square Government Fund, 3.96% (b) (Cost $170,815)			170,815	170,815

Investments, at Value (Cost $20,212,885) - 98.47%				20,785,466
Other Assets Less Liabilities - 1.53%				323,070
Net Assets - 100.00%				$21,108,536

(a) Non-income producing security

(b) Represents 7-day effective SEC yield as of October 31, 2025.

See Notes to Financial Statements

Indexperts ETFs

Statement of Assets and Liabilities

As of October 31, 2025

	Gorilla Aggressive Growth ETF	Quality Earnings Focused ETF	Yield Focused Fixed Income ETF
Assets:
Investments, at value	$41,639,253	$34,698,786	$20,785,466
Receivables:
Dividends	5,648	20,062	—
Interest	2,865	1,703	332,102
Total assets	41,647,766	34,720,551	21,117,568
Liabilities:
Payables:
Accrued expenses:
Advisory fees	17,359	14,824	9,032
Total liabilities	17,359	14,824	9,032
Total Net Assets	$41,630,407	$34,705,727	$21,108,536
Net Assets Consist of:
Paid in capital	$37,319,983	$33,884,534	$20,555,633
Accumulated earnings	4,310,424	821,193	552,903
Total Net Assets	$41,630,407	$34,705,727	$21,108,536
ETF Shares Outstanding, no par value (unlimited authorized shares)	3,487,018	3,236,932	2,073,337
Net Asset Value, Per Share	$11.94	$10.72	$10.18
Investments, at cost	$36,478,895	$33,235,624	$20,212,885

See Notes to Financial Statements

Indexperts ETFs

Statement of Operations

For the period ended October 31, 2025 (a)

	Gorilla Aggressive Growth ETF	Quality Earnings Focused ETF	Yield Focused Fixed Income ETF
Investment Income:
Dividends	$113,353	$293,546	$0
Interest	13,500	9,828	736,343
Total Investment Income	126,853	303,374	736,343
Expenses:
Advisory fees	117,505	107,718	69,498
Total Expenses	117,505	107,718	69,498
Net Investment Income	9,348	195,656	666,845
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from:
Investment transactions	(849,934)	(661,079)	(21,570)
In-kind transactions	857,842	502,941	—
Total realized gain (loss)	7,908	(158,138)	(21,570)
Net change in unrealized appreciation (depreciation) on investment transactions	5,160,358	1,463,162	572,581
Total change in unrealized appreciation	5,160,358	1,463,162	572,581
Net Realized and Unrealized Gain (Loss) on Investments	5,168,266	1,305,024	551,011
Net Increase in Net Assets Resulting from Operations	$5,177,614	$1,500,680	$1,217,856

(a) Commenced operations on December 31, 2024

See Notes to Financial Statements

Indexperts ETFs

Statements of Changes in Net Assets

For the period ended October 31, 2025 (a)

	Gorilla Aggressive Growth	Quality Earnings Focused ETF	Yield Focused Fixed Income ETF
Operations:
Net investment income	$9,348	$195,656	$666,845
Net realized gain (loss) from investment transactions	7,908	(158,138)	(21,570)
Net change in unrealized appreciation on investments	5,160,358	1,463,162	572,581
Net Increase (Decrease) in Net Assets Resulting from Operations	5,177,614	1,500,680	1,217,856
Distributions to Shareholders from:
Distributable Earnings	(13,265)	(176,546)	(664,953)
Net Decrease in Net Assets Resulting from Distributions	(13,265)	(176,546)	(664,953)
Capital Share Transactions:
Shares sold	48,542,485	40,265,593	21,959,050
Shares repurchased	(12,076,427)	(6,884,000)	(1,403,417)
Net Increase in Net Assets Resulting from Capital Share Transactions	36,466,058	33,381,593	20,555,633
Net Increase in Net Assets	41,630,407	34,705,727	21,108,536
Net Assets:
Beginning of Period	—	—	—
End of Period	$41,630,407	$34,705,727	$21,108,536
Share Information:
Shares sold	4,707,018	3,926,932	2,213,337
Shares repurchased	(1,220,000)	(690,000)	(140,000)
Net Increase in Capital Shares	3,487,018	3,236,932	2,073,337

(a) Commenced operations on December 31, 2024

See Notes to Financial Statements

Financial Highlights

For a share outstanding during period ended October 31, 2025 (a)	Gorilla Aggressive Growth ETF		Quality Earnings Focused ETF		Yield Focused Fixed Income ETF
Net Asset Value, Beginning of Period	$10.00		$10.00		$10.00
Income (Loss) from Investment Operations:
Net Investment Income (b)	—	(e)	0.08		0.40
Net realized and unrealized loss from investment transactions	1.95		0.70		0.15
Total from Investment Operations	1.95		0.78		0.55
Less Distributions From:
Net investment income	(0.01)		(0.06)		(0.37)
Total Distributions	(0.01)		(0.06)		(0.37)
Net Asset Value, End of Period	$11.94		$10.72		$10.18
Total Return (d)	19.45%		7.86%		5.65%
Net Assets, End of Period (in thousands)	$41,630		$34,706		$21,109

Ratios of:
Net Expenses to Average Net Assets (c)	0.50	%(c)	0.50	%(c)	0.50	%(c)
Net Investment Income (c)	0.04	%(c)	0.90	%(c)	4.78	%(c)
Portfolio turnover rate (d)	24.72	%(d)	22.21	%(d)	3.87	%(d)

(a) The fund commenced operations on December 31, 2024.

(b) Calculated using the average shares method.

(c) Annualized

(d) Not annualized

(e) Less than $.005

See Notes to Financial Statements

Notes to Financial Statements

As of October 31, 2025

1. Organization and Significant Accounting Policies

The Funds, actively managed exchange-traded funds, are each, a diversified series of the Spinnaker ETF Series (the “Trust”). The Trust was established as a Delaware statutory trust under an Agreement and Declaration of Trust on December 21, 2016, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”).The Funds commenced operations on December 31, 2024.

The investment objective of the Indexperts Gorilla Aggressive Growth ETF is to seek long-term capital appreciation. The Fund seeks to achieve its investment objective by investing at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in common stocks of companies that the Advisor believes have the potential for growth. These securities may be of any market capitalization.

The investment objective of the Indexperts Quality Earnings Focused ETF is to seek total return. The Fund seeks to achieve its investment objective by investing at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in common stocks of companies that the Advisor believes have a consistent history of earnings stability or growth, and strong prospects for continued earnings stability and growth based on the Advisor’s research and analysis. These securities may be of any market capitalization.

The investment objective of the Indexperts Yield Focused Fixed Income ETF is to seek current income. The Fund seeks to achieve is investment objective by investing at least 80% of its net assets (plus the amount of borrowings for investment purposes) in fixed-income securities. These fixed-income securities will include corporate bonds, Treasury notes, bills and bonds, asset backed securities and preferred stocks.

The Trust will issue and redeem shares at Net Asset Value (“NAV”) only in a large specified number of shares called a “Creation Unit” or multiples thereof. A Creation Unit consists of 10,000 shares. Creation Unit transactions are typically conducted in exchange for the deposit or delivery of in-kind securities and/or cash. As a practical matter, only authorized participants may purchase or redeem these Creation Units. Except when aggregated in Creation Units, the shares are not redeemable securities of the Funds. The prices at which creations and redemptions occur are based on the next calculation of NAV after an order is received in proper form by Capital Investment Group, Inc. (the “Distributor”). Individual shares of the Funds may only be purchased and sold in secondary market transactions through brokers. Shares of the Indexperts Gorilla Aggressive Growth ETF, Indexperts Quality Earnings Focused ETFs, and Indexperts Yield Focused Income ETF are listed for trading on NYSE Arca under the trading symbols RILA, QIDX, and YFFI, respectively, and because shares will trade at market prices rather than NAV, shares of the Funds may trade at a price greater than or less than NAV.

The following is a summary of significant accounting policies consistently followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds follow the accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946 “Financial Services – Investment Companies.”

The Funds operate as a single operating segment. The Funds’ income, expenses, assets and performance are regularly monitored for the oversight functions of the Funds. This information is presented in the financial statements and the financial highlights.

Investment Valuation

The Funds’ debt securities are valued at market value. Market value generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker (or dealer), or (iii) based on amortized cost. The Funds’ debt securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. To the extent the Funds’ debt securities are valued based on price quotations or other equivalent indications of value provided by a third-party pricing service, any such third-party pricing service may use a variety of methodologies to value some or all of a Fund’s debt securities to determine the market price. For example, the prices of securities with characteristics similar to those held by the Funds may be used to assist with the pricing process. In addition, the pricing service may use proprietary pricing models. Equity securities are valued at the last reported sale price on the principal exchange on which such securities are traded, as of the close of regular trading on the NYSE Arca on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Equity securities that are traded in over-the-counter markets are valued at the NASDAQ Official Closing Price as of the close of regular trading on the NYSE Arca on the day the securities are valued or, if there are no sales, at the mean of the most recent bid and asked prices. Securities for which market quotations (or other market valuations such as those obtained from a pricing service) are not readily available, including restricted securities, are valued by a method that the Board of Trustees (“Trustees”) believe accurately reflects fair value. Securities will be valued at fair value when market quotations (or other market valuations such as those obtained from a pricing service) are not readily available or are deemed unreliable, such as when a security’s value or meaningful portion of a Fund’s portfolio is believed to have been materially affected by a significant event. Such events may include a natural disaster, an economic event like a bankruptcy filing, a trading halt in a security, an unscheduled early market close or a substantial fluctuation in domestic and foreign markets that has occurred between the close of the principal exchange and the NYSE Arca. In such a case, the value for a security is likely to be different from the last quoted market price. In addition, due to the subjective and variable nature of fair market value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset’s sale.

Notes to Financial Statements

As of October 31, 2025

Trading in securities on many foreign securities exchanges and over-the-counter markets is normally completed before the close of business on each U.S. business day. In addition, securities trading in a particular country or countries may not take place on all U.S. business days or may take place on days that are not U.S. business days. Changes in valuations on certain securities may occur at times or on days on which a Fund’s net asset value is not calculated and on which a Fund does not effect sales, redemptions and exchanges of its Shares.

Fair Value Measurement

The Funds have adopted ASC Topic 820, Fair Value Measurements. ASC Topic 820 defines fair value, establishes a framework for measuring fair value and expands disclosure about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1:	Unadjusted quoted prices in active markets for identical securities assets or liabilities that the Funds have the ability to access.
Level 2:	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, credit spreads, yield curves, and market-collaborated input.
Level 3:	Unobservable inputs for the asset or liability to the extent that observable inputs are not available, representing the assumptions that a market participant would use in valuing the asset or liability at the measurement date; they would be based on the best information available, which may include the Funds’ own data.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs as of October 31, 2025, for the Funds’ assets measured at fair value:

Indexperts Gorilla Aggressive Growth ETF (a)

Assets	Total	Level 1	Level 2	Level 3
Common Stock *	$40,754,144	$40,754,144	$—	$—
Short-Term Investment	885,109	885,109	—	—
Total Assets	$41,639,253	$41,639,253	$—	$—

Indexperts Quality Earnings Focused ETF (a)

	Total	Level 1	Level 2	Level 3
Assets
Common Stock *	$34,163,072	$34,163,072	$—	$—
Short-Term Investment	535,714	535,714	—	—
Total Assets	$34,698,786	$34,698,786	$—	$—

Notes to Financial Statements

As of October 31, 2025

Indexperts Yield Focused Fixed Income ETF (a)

	Total	Level 1	Level 2	Level 3
Assets
Corporate Bonds*	$20,614,651	$—	$20,614,651	$—
Short-Term Investment	170,815	170,815	—	—
Total Assets	$20,785,466	$170,815	$20,614,651	$—

* Refer to the Schedules of Investments for a breakdown by sector.

(a) The ETF held no Level 3 securities during the period ended October 31, 2025.

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income and expenses are recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion/amortization of discounts and premiums using the effective interest method. Gains and losses are determined on the identified cost basis, which is the same basis used for Federal income tax purposes.

Expenses

The Funds bear expenses incurred specifically on their behalf as well as a portion of general expenses, which are allocated according to methods reviewed annually by the Trustees.

Distributions

The Funds may declare and distribute dividends from net investment income, if any, monthly. The Funds generally declare and distributes capital gains, if any, annually. Dividends and distributions to shareholders are recorded on ex-date.

Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

No provision for income taxes is included in the accompanying financial statements, as the Funds intend to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

2. Risk Considerations

	Indexperts Gorilla Aggressive Growth ETF	Indexperts Quality Earnings Focused ETF	Indexperts Yield Focused Fixed Income ETF
Authorized Participant Risk	X	X	X
Common Stock/Equity Security Risk	X	X
Credit/Default Risk			X
Cybersecurity Risk	X	X	X
Early Close/Trading Halt Risk	X	X	X
ETF Structure Risk	X	X	X
Financial Institution Failure Risk	X	X	X
Fixed Income Risk			X
Growth Stock Risk	X	X
Interest Rate Risk			X
Investing Risk	X	X	X

Notes to Financial Statements

As of October 31, 2025

	Indexperts Gorilla Aggressive Growth ETF	Indexperts Quality Earnings Focused ETF	Indexperts Yield Focused Fixed Income ETF
Large-Capitalization Risk	X	X
Management Risk	X	X	X
Market Risk	X	X	X
Models and Data Risk			X
New Advisor Risk	X	X	X
New Fund Risk	X	X	X
Preferred Securities Risk			X
Small and Mid-Cap Securities Risk	X	X
U.S. Government Securities Risk			X
Value Investing Risk		X

Authorized Participant Risk. Only an authorized participant (“Authorized Participant” or “APs”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). Authorized Participant concentration risk may be heightened for ETFs that invest in securities or instruments that have lower trading volumes, such as the Fund.

Common Stock/Equity Security Risk. Common stock holds the lowest priority in a company’s capital structure, and therefore takes the largest share of the company’s risk and its accompanying volatility. Investments in shares of common stock may fluctuate in value response to many factors, including the activities of the individual issuers whose securities the Fund owns, general market and economic conditions, interest rates, and specific industry changes. Such price fluctuations subject the Fund to potential losses. During temporary or extended markets downturns, the value of common stocks will decline, which could also result in losses for the Fund. The NAV of the Fund will fluctuate based on changes in the value of the equity securities held by the Fund. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political, or market conditions.

Credit/Default Risk. Credit risk is the risk that issuers or guarantors of debt instruments or the counterparty to a derivatives contract, repurchase agreement, or loan of portfolio securities is unable or unwilling to make timely interest and/or principal payments or otherwise honor its obligations. Changes in the financial condition of an issuer or counterparty, changes in specific economic, social or political conditions that affect a particular type of security or other instrument or an issuer, and changes in economic, social, or political conditions generally can increase the risk of default by an issuer or counterparty, which can affect a security’s or other instrument’s credit quality or value and an issuer’s or counterparty’s ability to pay interest and principal when due. Debt instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings. Securities issued by the U.S. government have limited credit risk. Credit rating downgrades and defaults (failure to make interest or principal payment) may potentially reduce the Fund’s income and Share price.

Cybersecurity Risk. As part of its business, the Advisor processes, stores, and transmits large amounts of electronic information, including information relating to the transactions of the Fund. The Advisor and the Fund are therefore susceptible to cybersecurity risk. Cybersecurity failures or breaches of the Fund or its service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines and penalties, and/or reputational damage. The Fund and its shareholders could be negatively impacted as a result.

Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Fund from buying or selling certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

Notes to Financial Statements

As of October 31, 2025

ETF Structure Risks. The Fund is structured as an ETF and as a result is subject to the special risks, including:

○	Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

○	Trading Issues. An active trading market for the Fund’s shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares. Any absence of an active trading market, in turn, leads to a heightened risk of a difference between the market price of the Fund’s shares and the value of the shares, which would be reflected in a wider bid-ask spread.

○	Cash Transactions. To the extent Creation Units are purchased [or redeemed] by APs in cash instead of in-kind, the Fund will incur certain costs such as brokerage expenses and taxable gains and losses. These costs could be imposed on the Fund and impact the Fund’s NAV if not fully offset by transaction fees paid by the APs.

○	Cash Transaction Risk. (Only applicable to Quality Fixed Income ETF). Most ETFs generally make in-kind redemptions to avoid being taxed at the fund level on gains on the distributed portfolio securities. However, unlike most ETFs, the Fund currently intends to effect redemptions for cash, rather than in-kind, because of the nature of the Fund’s investments. As such, the Fund may be required to sell portfolio securities to obtain the cash needed to distribute redemption proceeds. Therefore, the Fund may recognize a capital gain on these sales that might not have been incurred if the Fund had made a redemption in-kind. This may decrease the tax efficiency of the Fund compared to ETFs that utilize an in-kind redemption process, and there may be a substantial difference in the after-tax rate of return between the Fund and conventional ETFs.

○	Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. A bid-ask spread is the difference between the price quoted in the market for an immediate sale (bid) and an immediate purchase (ask) of the ETF’s shares. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV and the bid-ask spread could widen.

■	In times of market stress, market makers may step away from their role market making in shares of ETFs and in executing trades, which can lead to differences between the market value of Fund shares and the NAV, and the bid-ask spread could widen.

■	To the extent APs exit the business or are unable to process creations or redemptions and no other AP can step in to do so, there may be a significantly reduced trading market in the Shares, which can lead to differences between the market value of Shares and the NAV, and the bid-ask spread could widen.

■	The market price for Shares may deviate from the NAV, particularly during times of market stress, with the result that investors may pay significantly more or receive significantly less for Shares than the NAV, which is reflected in the bid and ask price for Shares or in the closing price.

■	When all or a portion of an ETF’s underlying securities trade in a market that is closed when the market for Shares is open, there may be changes from the last quote of the closed market and the quote from the Fund’s domestic trading day, which could lead to differences between the market value of Shares and the NAV, and the bid-ask spread could widen.

■	In stressed market conditions, the market for Shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Shares may, in turn, lead to differences between the market value of the Shares and the NAV, and the bid-ask spread could widen.

Financial Institution Failure Risk. The failure of certain financial institutions, namely banks, may increase the possibility of a sustained deterioration of financial market liquidity, or illiquidity at clearing, cash management and/or custodial financial institutions. The failure of a bank (or banks) with which the Fund and/or its portfolio companies have a commercial relationship could adversely affect, among other things, the Fund and its portfolio companies’ ability to pursue key strategic initiatives, including by affecting our ability to borrow from financial institutions on favorable terms. In the event a portfolio company, or potential portfolio company, has a commercial relationship with a bank that has failed or is otherwise distressed, such portfolio company may experience delays or other issues in meeting certain obligations or consummating transactions.

Notes to Financial Statements

As of October 31, 2025

Fixed Income Risk. The Fund’s investments in fixed income securities will be subject to various risks including interest rate risk, credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Growth Stock Risk. Growth stocks can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks. The stocks of such companies can therefore be subject to more abrupt or erratic market movements than stocks of larger, more established companies or the stock market in general.

Interest Rate Risk. As interest rates rise, the value of fixed income securities are likely to decrease. Conversely, as interest rates fall, the value of fixed income securities are likely to increase. A wide variety of market factors can cause interest rates to fluctuate, including central bank monetary policy, rising inflation, and changes in general economic conditions. Interest rate changes can be sudden and unpredictable. Moreover, rising interest rates may lead to decreased liquidity in the bond markets, making it more difficult for the Fund to value or sell some or all of its bond investments at any given time. Changes in interest rates may also affect the Fund’s share price; for example, a sharp rise in interest rates could cause the Fund’s share price to fall.

Securities with longer durations tend to be more sensitive to interest rate changes, making them more volatile than securities with shorter durations. Duration is an estimate of a security’s sensitivity to changes in prevailing interest rates that is based on certain factors that may prove to be incorrect. It is therefore not an exact measurement and may not be able to reliably predict a particular security’s price sensitivity to changes in interest rates.

Investing Risk. An investment in shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably. The value of your shares at any point in time may be worth less than the value of your original investment, even after taking into account any reinvestment of distributions. The Fund may also use leverage, which would magnify the Fund’s investment, market and certain other risks.

All investments involve risks, including the risk that the entire amount invested may be lost. No guarantee or representation is made that the Fund’s investment objectives will be achieved. The Fund may utilize investment techniques, such as leverage, which can in certain circumstances increase the adverse impact to which the Fund’s investment portfolio may be subject.

Various sectors of the global financial markets have been experiencing an extended period of adverse conditions. Market uncertainty has increased dramatically, particularly in the United States and Europe, and adverse market conditions have expanded to other markets. These conditions have resulted in disruption of markets, periods of reduced liquidity, greater volatility, general volatility of spreads, an acute contraction in the availability of credit and a lack of price transparency. These volatile and often difficult global market conditions have episodically adversely affected the market values of real estate, and other securities and this volatility may continue and conditions could even deteriorate further. Some of the largest banks and companies across many sectors of the economy in the United States and Europe have declared bankruptcy, entered into insolvency, administration or similar proceedings, been nationalized by government authorities, and/or agreed to merge with or be acquired by other banks or companies that had been considered their peers. The long-term impact of these events is uncertain, but could continue to have a material effect on general economic conditions, consumer and business confidence and market liquidity.

Major public health issues, such as COVID-19, have at times, and may in the future impact the Fund. The COVID-19 pandemic caused substantial market volatility and global business disruption and impacted the global economy in significant and unforeseen ways. Any public health emergency, including the COVID-19 pandemic or any outbreak of other existing or new epidemic diseases or the threat thereof, and the resulting financial and economic market uncertainty, could have a material adverse impact on the Fund or its investments. Moreover, changes in interest rates, travel advisories, quarantines and restrictions, disrupted supply chains and industries, impact on labor markets, reduced liquidity or a slowdown in U.S. or global economic conditions resulting from a future public health crisis may also adversely affect the Fund or its investments. COVID-19, or any other health crisis and the current or any resulting financial, economic and capital markets environment, and future developments in these and other areas present uncertainty and risk with respect to the Fund’s NAV, performance, financial condition, results of operations, ability to pay distributions, and portfolio liquidity, among other factors.

Economic problems in a single country are increasingly affecting other markets and economies, and a continuation of this trend could adversely affect global economic conditions and world markets. Uncertainty and volatility in the financial markets and political systems of the U.S. or any other country, including volatility as a result of the ongoing conflicts between Russia and Ukraine and Israel and Hamas and the rapidly evolving measures in response, may have adverse spill-over effects into the global financial markets generally.

Notes to Financial Statements

As of October 31, 2025

Large Capitalization Risk. Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s portfolio securities, the Advisor will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

Market Risk. Market risk refers to the possibility that the value of securities held by the Fund may decline due to daily fluctuations in the market. Market prices for securities change daily as a result of many factors, including developments affecting the condition of both individual companies and the market in general. The price of a security may even be affected by factors unrelated to the value or condition of its issuer, including changes in interest rates, economic and political conditions, and general market conditions. The Fund’s NAV will also change daily in response to such factors.

New Advisor Risk. The Advisor has only recently begun serving as an investment advisor to ETFs. As a result, investors do not have a long-term track record of managing an ETF from which to judge the Advisor, and the Advisor may not achieve the intended result in managing the Fund.

New Fund Risk. The Fund is newly formed and has no history of operations as of the date of this Prospectus. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such a liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation. and capital markets environment, and future developments in these and other areas present uncertainty and risk with respect to the Fund’s performance, portfolio liquidity, ability to pay distributions and make share repurchases.

Preferred Securities Risk. Investing in preferred stock involves the following risks: (i) certain preferred stocks contain provisions that allow an issuer under certain conditions to skip or defer distributions; (ii) preferred stocks may be subject to redemption, including at the issuer’s call, and, in the event of redemption, the Fund may not be able to reinvest the proceeds at comparable or favorable rates of return; (iii) preferred stocks are generally subordinated to bonds and other debt securities in an issuer’s capital structure in terms of priority for corporate income and liquidation payments; and (iv) preferred stocks may trade less frequently and in a more limited volume and may be subject to more abrupt or erratic price movements than many other securities.

Small and Mid-Cap Securities Risk. The earnings and prospects of small and medium sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Small and medium sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

U.S. Government Securities Risk. Debt securities issued or guaranteed by certain U.S. Government agencies, instrumentalities, and sponsored enterprises are not supported by the full faith and credit of the U.S. Government, so investments in their securities or obligations issued by them involve credit risk greater than investments in other types of U.S. Government securities. To the extent that a security is guaranteed by the U.S. Government or an U.S. government agency, such securities are only guaranteed with respect to the timely payment of interest and principal. The U.S. government, its agencies, authorities and instrumentalities do not guarantee the market value of such obligation and, in fact, the market values of such obligations may fluctuate.

Value Investing Risk. A company may be undervalued due to market or economic conditions, temporary earnings declines, unfavorable developments affecting the company and other factors, or because it is associated with a market sector that generally is out of favor with investors. Undervalued stocks tend to be inexpensive relative to their earnings or assets compared to other types of stock. However, these stocks can continue to be inexpensive for long periods of time and may not realize their full economic value. Securities purchased by the Fund that do not realize their full economic value may reduce the Fund’s return.

Notes to Financial Statements

As of October 31, 2025

3. Transactions with Related Parties and Service Providers

Advisor

Pursuant to the Advisory Agreement, each Fund pays the Advisor a monthly unitary management fee equal to 0.50% of each Funds’ average daily net assets. The Advisor’s unitary management fee is designed to pay the Fund’s expenses and to compensate the Advisor for providing service for the Fund. Out of the unitary management fee, the Advisor pays substantially all expenses of the Fund, including the costs of transfer agency, custody, fund administration, legal, audit, and other services, and Independent Trustees’ fees, but excluding (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the advisor). The Advisor, and not Fund shareholders, would benefit from any reduction in fees paid for third-party services, including reductions based on increases in assets.

Administrator

The Funds pays customary fees to The Nottingham Company (the “Administrator”) for its services as Fund Administrator and Fund Accountant. Certain officers of the Administrator are also officers of the Trust.

Compliance Services

The Nottingham Company, Inc. serves as the Trust’s compliance services provider including services as the Trust’s Chief Compliance Officer. The Nottingham Company, Inc. is entitled to receive customary fees from the Funds for its services pursuant to the Compliance Services Agreement with the Funds.

Transfer Agent

Nottingham Shareholder Services, LLC (“Transfer Agent”), an affiliate of the Administrator, serves as transfer, dividend paying, and shareholder servicing agent for the Funds. For its services, the Transfer Agent is entitled to receive compensation from the Funds pursuant to the Transfer Agent’s fee arrangements with the Funds.

Distributor

Capital Investment Group, Inc. (the “Distributor”) serves as the Funds’ principal underwriter and distributor. For its services, the Distributor is entitled to receive compensation from the Funds pursuant to the Funds’ fee arrangements with the Distributor.

4. Trustees and Officers

The Board is responsible for the management and supervision of the Funds. The Trustees approve all significant agreements between the Trust, on behalf of the Funds, and those companies that furnish services to the Funds; review performance of the Advisor and the Funds; and oversee activities of the Funds. Officers of the Trust and Trustees who are interested persons of the Trust or the Advisor will receive no salary or fees from the Trust. Effective January 1, 2025, the Independent Trustees receive a flat rate of $7,500 plus an additional $2,500 per Fund each year but may receive up to an additional $1,500 per special meeting in the event that special meetings are held. This amount may be paid pro rata in the event that a fund closes during the year. The Trust reimburses each Trustee and officers of the Trust for his or her travel and other expenses relating to attendance at such meetings. Prior to January 1, 2025, the Independent Trustees received a flat rate of $5,000 plus an additional $2,000 per Fund each year but may receive up to an additional $2,250 per special meeting in the event that special meetings are held.

Each of the Trustees serves as a Trustee to all series of the Trust, including the Funds. Certain officers of the Trust may also be officers of the Advisor or the Administrator.

5. Purchases and Sales of Investment Securities

For the fiscal period ended October 31, 2025, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

	Purchases of Securities	Proceeds from Sales of Securities	Purchases of U.S. Government Securities	Proceeds from Sales of U.S. Government Securities	In-Kind Purchases	In-Kind Sales
Gorilla Aggressive Growth ETF	$14,608,775	$7,382,815	$—	$—	$39,720,153	$11,360,236
Quality Earnings Focused ETF	13,861,836	6,048,987	—	—	31,601,694	6,556,495
Yield Focused Fixed Income ETF	20,839,171	653,360	—	—	—	—

Notes to Financial Statements

As of October 31, 2025

6. Federal Income Tax

Distributions are determined in accordance with Federal income tax regulations, which differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. The general ledger is adjusted for permanent book/tax differences to reflect tax character but is not adjusted for temporary differences.

Management had reviewed the Funds’ tax positions to be taken on the federal income tax returns for the fiscal year ended October 31, 2025 and determined that the Funds do not have a liability for uncertain tax positions. The Funds recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the fiscal year ended October 31, 2025, the Funds did not incur any interest or penalties.

Distributions during the fiscal year ended October 31, 2025 were characterized for tax purposes as follows:

Ordinary Income
Indexperts Gorilla Aggressive Growth ETF	$13,265
Indexperts Quality Earnings Focused ETF	$176,546
Indexperts Yield Focused Fixed Income ETF	$664,953

Reclassifications relate primarily to differing book/tax treatment for redemptions in kind adjustments and have no impact on the net assets of the Funds. For the fiscal year ended October 31, 2025, the following reclassifications were necessary:

	Distributable Earnings	Paid in Capital
Indexperts Gorilla Aggressive Growth ETF	$(853,925)	$853,925
Indexperts Quality Earnings Focused ETF	$(502,940)	$502,940

At October 31, 2025, the tax-basis cost of investments and components of accumulated deficit were as follows:

	Indexperts Gorilla Aggressive Growth ETF	Indexperts Quality Earnings Focused ETF	Indexperts Yield Focused Fixed Income ETF
Cost of Investments	$36,494,968	$33,242,011	$20,212,885

Gross Unrealized Appreciation	7,016,098	3,794,570	577,763
Gross Unrealized Depreciation	(1,871,813)	(2,337,795)	(5,182)
Net Unrealized Appreciation	5,144,285	1,456,775	572,581

Undistributed Net Investment Income	—	19,110	1,892
Capital Loss Carryover - Short Term	(833,861)	(654,692)	(21,570)
Accumulated Earnings	4,310,424	821,193	552,903

Capital Loss Carryforwards

Accumulated capital losses noted above represent net capital loss carryovers as of October 31, 2025, that are available to offset future realized capital gains, if any, and thereby reduce future taxable capital gain distributions. The capital loss carryforwards have no expiration date.

7. Commitments and Contingencies

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Trust enters into contracts with its service providers, on behalf of the Funds, and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. The Funds expect risk of loss to be remote.

8. New Accounting Pronouncement

The following disclosure is applicable to the Funds: In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Funds’ Management is evaluating the impacts of these changes on the Funds’ financial statements.

Notes to Financial Statements

As of October 31, 2025

9. Subsequent Events

The Indexpert Yield Focused Fixed Income ETF declared the payment of a distribution to be paid on November 28, 2025 to all shareholders of record on November 26, 2025 as follows:

	Record date	Ex-Date	Payable Date	Ordinary Income
Yield Focused Fixed Income ETF	11/26/25	11/26/25	11/28/25	$0.039

In accordance with GAAP, management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of these financial statements. Management has concluded there are no additional matters, other than those noted above, requiring recognition or disclosure.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and

The Board of Trustees of Spinnaker ETF Series

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Indexpert Gorilla Aggressive Growth ETF, Indexpert Quality Earnings Focused ETF, and Indexpert Yield Focused Fixed Income ETF (the “Funds”), each a series of Spinnaker ETF Series, including the schedules of investments, as of October 31, 2025, the related statements of operations, the statements of changes in net assets and financial highlights for the period of December 31, 2024 (commencement of operations) to October 31, 2025, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of October 31, 2025, the results of their operations, the changes in their net assets and their financial highlights for the period of December 31, 2024 (commencement of operations) to October 31, 2025, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the Funds’ auditors of one or more of funds in the Series since 2024.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian. We believe that our audits provides a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania

December 22, 2025

Additional Information (unaudited)

As of October 31, 2025

Tax Information

We are required to advise you within 60 days of the Funds’ fiscal year-end regarding federal tax status of certain distributions received by shareholders during each fiscal year. The following information is provided for the Funds’ fiscal year ended October 31, 2025.

Distributions during the fiscal year ended October 31, 2025, were characterized for tax purposes as follows:

	Gorilla Aggressive Growth ETF	Quality Earnings Focused ETF	Yield Focused Fixed Income ETF
Ordinary Income	$13,265	$176,546	$664,953

Dividend and distributions received by retirement plans such as IRAs, Keogh-type plans, and 403(b) plans need not be reported as taxable income. However, many retirement plans may need this information for their annual information meeting.

Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in early 2026, to determine the calendar year amounts to be included in their 2025 tax returns. Shareholders should consult a tax advisor regarding the tax consequences of investments in the Funds.

Changes In and Disagreements with Accountants (Form N-CSR Item 8)

There were no changes in or disagreements with the accountants during the period.

Matters Submitted for Shareholder Vote (Form N-CSR Item 9)

Not applicable.

Remuneration Paid to Directors, Officers and Others (Form N-CSR Item 10)

The aggregate compensation paid, on behalf of the Funds, to the Trustees for the period of this report was $13,723. For the period of this report, no special compensation was paid to the Trustees, no compensation was paid to any office of the Funds, and no compensation was paid to any person of whom any officer or director of the Funds is an affiliated person.

Approval of Investment Advisory Agreement (Form N-CSR Item 11)

Not applicable during the period.

Indexperts ETFs

P.O. Box 4365

Rocky Mount, NC 27803-0365

An investor should consider the investment objectives, risks, charges and expenses of the Funds carefully before investing. The prospectus and summary prospectus, which contain this and other information, are available at the websites listed below or by calling 800-773-3863. The prospectus should be read carefully before investing.

Indexperts Gorilla Aggressive Growth ETF	https://etfpages.com/RILA
Indexperts Quality Earnings Focused ETF	https://etfpages.com/QIDX
Indexperts Yield Focused Fixed Income ETF	https://etfpages.com/YFFI

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

No changes during the period.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7 of this Form.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7 of this Form.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

None.

Item 16.	Controls and Procedures.

(a)	The President and Principal Executive Officer and the Treasurer, Principal Accounting Officer, and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing of this report.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Funds’ internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Filed herewith.

(a)(2)	Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed.

Not applicable.

(a)(3)	A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act.

Filed herewith.

(a)(4)	Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report or on behalf of the registrant to 10 or more persons.

Not applicable.

(a)(5)	Change in the registrant’s independent public accountant.

Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Spinnaker ETF Series

/s/ Katherine M. Honey
Date:	January 5, 2026	Katherine M. Honey President and Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Katherine M. Honey
Date:	January 5, 2026	Katherine M. Honey President and Principal Executive Officer

/s/ Peter McCabe
Date:	January 5, 2026	Peter McCabe Treasurer, Principal Accounting Officer, and Principal Financial Officer